Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2025 and 2024:

(in thousands)	Weighted average life (in years)	2025		2024
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Amortized intangible assets:
Patent and license rights	11.65	$92,497	($53,913)	$169,436	($125,465)
Developed technology	11.36	724,266	(458,999)	646,554	(414,699)
Customer base, trademarks, and non-compete agreements	13.70	148,649	(66,069)	180,887	(152,898)
Total amortized intangible assets	11.75	$965,412	($578,981)	$996,877	($693,062)
Unamortized intangible assets:
Goodwill		$2,700,658		$2,425,418
In 2025 and 2024, fully amortized intangible assets with a gross carrying amount of $223.5 million and $93.7 million, respectively, were retired.
The changes in intangible assets, net excluding goodwill for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$303,815	$526,821
Additions	6,122	3,496
Additions from acquisitions	134,518	—
Amortization	(70,341)	(84,869)
Disposals	(4)	—
Impairments	(977)	(135,274)
Foreign currency translation adjustments	13,298	(6,359)
Balance at end of year	$386,431	$303,815
In 2024, $135.3 million of intangible assets were impaired in connection with the discontinuation of NeuMoDx.
Intangible additions for the year ended December 31, 2025 totaled $6.1 million, all of which was paid in the current year.
Cash paid for purchases of intangible assets during the year ended December 31, 2024 totaled $4.1 million, of which
$3.5 million is related to current year cash payments for intangible assets, $0.4 million is related to current year payments for assets that were accrued as of December 31, 2023 and $0.2 million is for prepayments recorded in other long-term assets in the accompanying balance sheet.
Amortization expense on intangible assets totaled approximately $70.3 million, $84.9 million and $93.8 million, respectively, for the years ended December 31, 2025, 2024 and 2023. Amortization of intangibles for the next five years for the years ended December 31 is expected to be approximately:

(in thousands)

2026	$67,750
2027	$62,802
2028	$59,671
2029	$31,883
2030	$23,874
The changes in goodwill for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$2,425,418	$2,475,732
Business combinations	187,931	—
Foreign currency translation adjustments	87,309	(50,314)
Balance at end of year	$2,700,658	$2,425,418
During 2025, the change in goodwill include the results from the acquisition of GNX Data Systems Ltd. (doing business as
Genoox) in May 2025 and Parse Biosciences in December 2025 and foreign currency translation adjustments from changes in the exchange rates of the euro, Swiss franc and Australian dollar. The changes in goodwill during 2024 resulted from the foreign currency translation adjustments from rate movements in the euro, Swiss franc and Australian dollar.